UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-5011

Name of Fund: CMA Connecticut Municipal Money Fund
              CMA Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/04

Date of reporting period: 04/01/03 - 03/31/04

Item 1 - Report to Stockholders

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                                        CMA Connecticut
                                        Municipal Money Fund

Annual Report
March 31, 2004

[LOGO] Merrill Lynch Investment Managers

CMA Connecticut Municipal Money Fund

Important Tax Information (unaudited)

All of the net investment income distributions paid by CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust during the taxable year ended March 31, 2004 qualify as tax-exempt interest dividends for Federal income tax purposes.

Please retain this information for your records.


2       CMA CONNECTICUT MUNICIPAL MONEY FUND            MARCH 31, 2004

A Letter From the President

Dear Shareholder

Index returns during the most recent six-month and 12-month reporting periods indicate that fixed income markets -- both taxable and tax-exempt -- continued to reward those investors who were willing to accept greater risk. The high yield market, as measured by the Credit Suisse First Boston High Yield Index, provided a six-month return of +8.65% and a 12-month return of +22.86% as of March 31, 2004. By comparison, the Lehman Brothers Aggregate Bond Index returned +2.98% and +5.40% and the Lehman Brothers Municipal Bond Index returned +3.12% and +5.86% for the six-month and 12-month periods ended March 31, 2004, respectively.

As of March month-end, the Federal Reserve Board maintained its accommodative policy stance, pledging "patience" in raising interest rates. As a result, short-term interest rates remained at historic lows and kept the short end of the yield curve relatively flat, making it increasingly difficult to find attractive income opportunities. Market watchers continue to monitor the economic data and Federal Reserve Board language for indications of interest rate direction. Having said that, if the economy continues to grow at its recent pace, many believe it is just a matter of time before interest rates move upward.

Equity markets, in the meantime, continued to provide attractive returns. For the six-month and 12-month periods ended March 31, 2004, the Standard & Poor's 500 Index returned +14.08% and +35.12%, respectively. Much of the boost came from improving economic conditions throughout the past year. Significant fiscal and monetary stimulus, including the low interest rates and tax cuts, has opened the door to consumer spending, capital spending, increases in exports and long-awaited job growth. As expected, these positive developments have led the way to improvements in corporate earnings -- a positive for stock markets.

The events and efforts of the past year leave us with a much stronger economy today. With all of this in mind, we believe it is time for investors to consider what can go right in 2004. We encourage you to revisit your portfolio and your asset allocation strategy to ensure you are well positioned to take advantage of the opportunities that lie ahead. Your financial advisor can help you develop a strategy designed to perform through all types of market and economic cycles.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                                Sincerely,


                                                /s/ Terry K. Glenn

                                                Terry K. Glenn
                                                President and Trustee


        CMA CONNECTICUT MUNICIPAL MONEY FUND            MARCH 31, 2004         3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      We sought to maintain the Fund's stake in fixed rate municipal notes while still taking advantage of favorable price swings in shorter-term variable rate demand notes when available.

How did the Fund perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended March 31, 2004, CMA Connecticut Municipal Money Fund paid shareholders a net annualized yield of .34%.* As of March 31, 2004, the Fund's seven-day yield was .34%.

Our principal investment strategy was to maintain the Fund's average portfolio maturity at or above its peer group average. We implemented this strategy based on our belief that short-term borrowing rates would remain stable, at least through the first quarter of 2004. We believed that fixed-coupon securities such as municipal notes and puts, which have effective maturities up to 13 months, would outperform variable rate demand products during this period given the relative stability of short-term interest rates. This, in fact, was the case as the average yield on the one-year note, as measured by the Bond Buyer One-Year
Note Index, was 1.08% for the 12-month period ended March 31, 2004. The average seven-day variable rate yield, as measured by the BMA Municipal Swap Index, was 1.00% during the same period.

Our purchase of $25 million in Puerto Rico tax revenue anticipation notes (TRANs) and $20 million in Connecticut Housing Financing Authority puts were the key drivers in implementing our investment strategy. These securities had yields ranging from 1.00% to 1.20%, thereby benefiting Fund performance and providing excellent asset diversification and solid credit quality.

For its part, the Federal Reserve Board remained accommodative throughout the year. The last in a series of interest rate cuts came in June 2003, as the Federal Reserve Board looked to stimulate economic growth and ward off the potential for deflation. Although economic growth began to accelerate later in the year, concerns over weak job growth persisted in the market. Investors tried to anticipate when the Federal Reserve Board would restore interest rates to more neutral levels. The constant interest rate analysis translated into widespread volatility, which created opportunities in the fixed income markets.

Describe conditions in the State of Connecticut during the period.

Economic conditions in Connecticut were sluggish during the past 12 months. The state's tax revenues and employment growth continued to lag its Northeastern neighbors and the nation. Facing a $1 billion budget gap for the 2004 fiscal year, legislators enacted several tax increases, including a .5% hike in the state's personal income tax rate. The goal was to raise an additional $500 million in annual revenues.

Connecticut was not an active issuer of short-term municipal debt during the period. In March 2004, however, the state did refund $1.3 billion worth of long-term general obligation debt to take advantage of low bond yields. The refundings are expected to save taxpayers an estimated $25 million in interest costs during the next two years and $45 million over the duration of the loans.

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


4       CMA CONNECTICUT MUNICIPAL MONEY FUND            MARCH 31, 2004

What changes were made to the portfolio during the period?

The portfolio's structure was relatively stable over the past 12 months. We did, however, undertake a modest but important reallocation of a portion of the Fund's assets. Specifically, we shifted assets out of variable rate demand products and into fixed-coupon securities. The goal was to extend the portfolio's average maturity. Given that short-term interest rates were at historic lows and seemingly in a holding pattern, longer-dated fixed securities presented the more attractive investment opportunity in our view. Our expectations about the yield advantages of fixed notes were met, as indicated by the figures referenced earlier.

We accomplished this reallocation of assets primarily through the purchase of municipal notes and puts. During the period, we increased the Fund's weighting in notes and puts by 5%, bringing our allocation to 22% of net assets as of March 31, 2004. We decreased the Fund's weighting in variable securities by a similar percentage.

How would you characterize the portfolio's position at the close of the period?

We believe the Fund is well positioned for the current interest rate environment. One likely area of focus in the months ahead will be on our municipal note holdings. We plan to seek attractive opportunities to reinvest a significant portion of the Fund's note positions maturing before September 30, 2004.

We will continue to monitor the tone and actions of the Federal Reserve Board to determine the potential for an increase in short-term interest rates. We plan to maintain the current flexibility in the portfolio's structure and react as needed to any changes in market conditions. As always, we will focus on developments in the State of Connecticut and gauge their potential impact on Fund holdings.

Steven T. Lewis
Vice President and Portfolio Manager

April 8, 2004


        CMA CONNECTICUT MUNICIPAL MONEY FUND            MARCH 31, 2004         5

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments                                           (in Thousands)

                     Face
                     Amount      Municipal Bonds                                                                        Value
==============================================================================================================================
Connecticut--80.4%
------------------------------------------------------------------------------------------------------------------------------
                     $ 3,420     Berlin, Connecticut, GO, BAN, 1.50% due 6/18/2004                                     $ 3,424
                     ---------------------------------------------------------------------------------------------------------
                       2,865     Bridgeport, Connecticut, GO, Refunding, ROCS, Series II-R-182, 1.02% due
                                 8/15/2016 (b)(d)                                                                        2,865
                     ---------------------------------------------------------------------------------------------------------
                       3,100     Connecticut State Development Authority, Airport Facility Revenue Bonds
                                 (LearJet Inc. Project), VRDN, AMT, 1.10% due 4/01/2026 (d)                              3,100
                     ---------------------------------------------------------------------------------------------------------
                      27,055     Connecticut State Development Authority, Health Care Revenue Refunding Bonds
                                 (Independent Living Project), VRDN, 1% due 7/01/2015 (d)                               27,055
                     ---------------------------------------------------------------------------------------------------------
                                 Connecticut State Development Authority, IDR, VRDN (d):
                       3,620          (Cheshire CPL LLC), AMT, 1.02% due 12/01/2022                                      3,620
                       2,300          (Reflexite Corporation Project), Series A, 1.02% due 8/01/2013                     2,300
                       2,380          (Reflexite Corporation Project), Series B, 1.02% due 8/01/2013                     2,380
                       5,300          (Wyre Wynd Corporation Project), AMT, 1.01% due 12/01/2008                         5,300
                     ---------------------------------------------------------------------------------------------------------
                      10,300     Connecticut State Development Authority Revenue Bonds (Solid Waste
                                 Project--Rand-Whitney Container Board), VRDN, AMT, 1.09% due 8/01/2023 (d)             10,300
                     ---------------------------------------------------------------------------------------------------------
                       6,775     Connecticut State, GO, PUTTERS, Series 320, 1.03% due 11/15/2020 (d)                    6,775
                     ---------------------------------------------------------------------------------------------------------
                       3,625     Connecticut State, GO, Refunding, FLOATS, Series 515, 1.10% due 3/24/2005 (d)           3,625
                     ---------------------------------------------------------------------------------------------------------
                                 Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance Program), VRDN (d):
                      21,700          AMT, Series D-3, 1.05% due 5/15/2033 (a)                                          21,700
                      20,000          AMT, Sub-Series F-2, 1.20% due 12/22/2004                                         20,000
                       8,597          Series D, 1.11% due 11/15/2024                                                     8,597
                     ---------------------------------------------------------------------------------------------------------
                      10,000     Connecticut State, HFA, Revenue Refunding Bonds, VRDN, AMT, Sub-Series B-4, 1.06%
                                 due 5/15/2032 (a)(d)                                                                   10,000
                     ---------------------------------------------------------------------------------------------------------
                                 Connecticut State Health and Educational Facilities Authority Revenue Bonds (d):
                       1,760          (Charlotte Hungerford), VRDN, Series C, 1.01% due 7/01/2013                        1,760
                      10,000          FLOATS, Series 891, 1.08% due 7/01/2023 (b)                                       10,000
                       5,300          (Greater Hartford YMCA), VRDN, Series A, 1% due 7/01/2032 (a)                      5,300
                       7,400          (Greenwich Boys and Girls Club), VRDN, Series A, 1.03% due 7/01/2033               7,400
                      12,675          (Hartford Hospital), VRDN, Series B, 5.01% due 7/01/2031                          12,675
                       6,000          (Health Care Capital Asset), VRDN, Series A-1, 1.01% due 7/01/2031                 6,000
                       8,005          (King & Low--Heywood Thomas School), VRDN, Series A, 1.03% due 7/01/2033           8,005
                       5,350          (Klingberg Family Center), VRDN, Series A, 1.01% due 7/01/2032                     5,350
                       4,625          (Middlesex Hospital), VRDN, Series J, 0.97% due 7/01/2026                          4,625
                      24,400          (Quinnipiac University), VRDN, Series F, 1.10% due 7/01/2031(g)                   24,400
                       6,960          (Rectory School), VRDN, Series A, 1.03% due 7/01/2030                              6,960
                       2,860          (The Whitby School), VRDN, Series A, 0.99% due 7/01/2021                           2,860
                         900          (Yale University), VRDN, Series T-1, 1.07% due 7/01/2029                             900
                       8,300          (Yale University), VRDN, Series X-3, 1.05% due 7/01/2037                           8,300

Portfolio Abbreviations for CMA Connecticut Municipal Money Fund

AMT      Alternative Minimum Tax (subject to)
BAN      Bond Anticipation Notes
CP       Commercial Paper
FLOATS   Floating Rate Securities
GO       General Obligation Bonds
HFA      Housing Finance Agency
IDA      Industrial Development Authority
IDR      Industrial Development Revenue Bonds
M/F      Multi-Family
MSTR     Municipal Securities Trust Receipts
PUTTERS  Puttable Tax-Exempt Receipts
ROCS     Reset Option Certificates
TRAN     Tax Revenue Anticipation Notes
VRDN     Variable Rate Demand Notes


6       CMA CONNECTICUT MUNICIPAL MONEY FUND            MARCH 31, 2004

Schedule of Investments (continued)                               (in Thousands)

                     Face
                     Amount      Municipal Bonds                                                                        Value
==============================================================================================================================
Connecticut (concluded)
------------------------------------------------------------------------------------------------------------------------------
                                 Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds, VRDN (d):
                     $13,710          (Ascension Health Credit), Series B, 1.01% due 11/15/2029                       $ 13,710
                       2,300          (Kent School Corporation), Series C, 0.95% due 7/01/2030 (e)                       2,300
                       5,000          (Kingswood-Oxford School), Series B, 0.99% due 7/01/2030                           5,000
                     ---------------------------------------------------------------------------------------------------------
                                 Connecticut State Health and Educational Facilities Authority (Yale
                                 University), CP:
                      13,140          0.93% due 5/03/2004                                                               13,140
                      20,000          0.92% due 5/04/2004                                                               20,000
                     ---------------------------------------------------------------------------------------------------------
                      15,000     Connecticut State, IDA, New England Power, CP, 0.92% due 5/28/2004                     15,000
                     ---------------------------------------------------------------------------------------------------------
                      10,300     Connecticut State Special Assessment Revenue Bonds, VRDN, 1.02% due
                                 11/15/2020 (a)(d)                                                                      10,300
                     ---------------------------------------------------------------------------------------------------------
                                 Connecticut State Special Tax Obligation Revenue Bonds, Transportation
                                 Infrastructure:
                         500          Series A, 3% due 7/01/2004                                                           502
                      27,100          VRDN, Second Lien, Series 1, 1% due 12/01/2010 (c)(d)                             27,100
                      21,000          VRDN, Series 1, 1.03% due 9/01/2020 (b)(d)                                        21,000
                     ---------------------------------------------------------------------------------------------------------
                         800     Eastern Connecticut State Regional Educational Service Center, GO, BAN, 1.90%
                                 due 12/14/2004                                                                            802
                     ---------------------------------------------------------------------------------------------------------
                       5,100     Glastonbury, Connecticut, GO, BAN, 1.50% due 6/15/2004                                  5,105
                     ---------------------------------------------------------------------------------------------------------
                      13,000     Hartford, Connecticut, GO, BAN, 1.50% due 7/15/2004                                    13,021
                     ---------------------------------------------------------------------------------------------------------
                      21,645     Hartford, Connecticut, Redevelopment Agency, M/F Mortgage Revenue Refunding Bonds
                                 (Underwood Tower Project), VRDN, 1.01% due 6/01/2020 (c)(d)                            21,645
                     ---------------------------------------------------------------------------------------------------------
                      18,200     Meriden, Connecticut, GO, Refunding, BAN, 2% due 8/06/2004                             18,255
                     ---------------------------------------------------------------------------------------------------------
                       3,220     Milford, Connecticut, GO, BAN, 1.25% due 11/05/2004                                     3,225
                     ---------------------------------------------------------------------------------------------------------
                       6,785     Municipal Securities Trust Certificates Revenue Bonds, VRDN, AMT, Series 2001-128,
                                 Class A, 1.11% due 3/30/2015 (b)(d)                                                     6,785
                     ---------------------------------------------------------------------------------------------------------
                                 New Britain, Connecticut, GO:
                       7,465          BAN, 2% due 4/08/2005                                                              7,539
                       4,670          VRDN, 1% due 4/01/2013 (a)(d)                                                      4,670
                     ---------------------------------------------------------------------------------------------------------
                       3,790     New Canaan, Connecticut, Housing Authority Revenue Bonds (Village at Waveny
                                 Care Center), VRDN, 1.04% due 1/01/2022 (d)                                             3,790
                     ---------------------------------------------------------------------------------------------------------
                       5,000     North Canaan, Connecticut, Housing Authority Revenue Bonds (Geer Woods Project),
                                 VRDN, 0.97% due 8/01/2031 (d)                                                           5,000
                     ---------------------------------------------------------------------------------------------------------
                       9,795     Stonington, Connecticut, GO, BAN, Lot A, 2% due 10/14/2004                              9,847
                     ---------------------------------------------------------------------------------------------------------
                       5,690     Trumball, Connecticut, GO, BAN, 1.75% due 9/14/2004                                     5,707
                     ---------------------------------------------------------------------------------------------------------
                      10,000     West Haven, Connecticut, GO, BAN, 2% due 1/27/2005                                     10,075


        CMA CONNECTICUT MUNICIPAL MONEY FUND            MARCH 31, 2004         7

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (concluded)                               (in Thousands)

                     Face
                     Amount      Municipal Bonds                                                                        Value
==============================================================================================================================
Puerto Rico--20.5%
------------------------------------------------------------------------------------------------------------------------------
                     $ 4,545     Municipal Securities Trust Certificates, Puerto Rico, Revenue Bonds, VRDN,
                                 Series 2000-107, Class A, 1.02% due 5/19/2009 (c)(d)                                 $  4,545
                     ---------------------------------------------------------------------------------------------------------
                       5,000     Puerto Rico Commonwealth Revenue Bonds, FLOATS, Series 03-L38J, 1.08% due
                                 7/30/2004 (d)                                                                           5,000
                     ---------------------------------------------------------------------------------------------------------
                      25,000     Puerto Rico Commonwealth, TRAN, 2% due 7/30/2004                                       25,083
                     ---------------------------------------------------------------------------------------------------------
                      19,000     Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR, VRDN, Series
                                 SGA-43, 1.02% due 7/01/2022 (d)(e)                                                     19,000
                     ---------------------------------------------------------------------------------------------------------
                                 Puerto Rico Government Development Bank, CP:
                       5,220          0.95% due 4/07/2004                                                                5,220
                      11,000          0.95% due 6/01/2004                                                               11,000
                       6,516          1% due 6/04/2004                                                                   6,516
                       4,200          0.97% due 6/07/2004                                                                4,200
                     ---------------------------------------------------------------------------------------------------------
                                 Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, FLOATS (d)(f):
                       5,896          Series 747D, 1.02% due 7/01/2017                                                   5,896
                       7,329          Series 787, 1.05% due 7/08/2004                                                    7,329
                     ---------------------------------------------------------------------------------------------------------
                      21,450     Puerto Rico Public Finance Corporation, FLOATS, Series 705D, 1.02% due
                                 8/01/2027 (a)(d)                                                                       21,450
                     ---------------------------------------------------------------------------------------------------------
                       6,975     Puerto Rico Public Finance Corporation Revenue Bonds, FLOATS, Series 911, 1.05%
                                 due 8/01/2026 (d)(f)                                                                    6,975
==============================================================================================================================
                                 Total Investments (Cost--$601,308*)--100.9%                                           601,308

                                 Liabilities in Excess of Other Assets--(0.9%)                                          (5,467)
                                                                                                                      --------
                                 Net Assets--100.0%                                                                   $595,841
                                                                                                                      ========

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FSA Insured.
(d) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2004.
(e)   MBIA Insured.
(f)   CIFG Insured.
(g)   Radian Insured.
*     Cost for Federal income tax purposes.

      See Notes to Financial Statements.


8       CMA CONNECTICUT MUNICIPAL MONEY FUND            MARCH 31, 2004

Statement of Assets and Liabilities

As of March 31, 2004
=======================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------
                   Investments, at value (identified cost--$601,307,668) .......                        $   601,307,668
                   Cash ........................................................                                100,409
                   Receivables:
                     Interest ..................................................    $     1,654,337
                     Beneficial interest sold ..................................            496,759           2,151,096
                                                                                    ---------------
                   Prepaid expenses ............................................                                 17,645
                                                                                                        ---------------
                   Total assets ................................................                            603,576,818
                                                                                                        ---------------
=======================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------
                   Payables:
                      Securities purchased .....................................          7,538,904
                      Distributor ..............................................            110,840
                      Investment adviser .......................................             39,955
                      Other affiliates .........................................              9,646           7,699,345
                                                                                    ---------------
                   Accrued expenses and other liabilities ......................                                 36,286
                                                                                                        ---------------
                   Total liabilities ...........................................                              7,735,631
                                                                                                        ---------------
=======================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------
                   Net assets ..................................................                        $   595,841,187
                                                                                                        ===============
=======================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------
                   Shares of beneficial interest, $.10 par value, unlimited
                     number of shares authorized ...............................                        $    59,589,872
                   Paid-in capital in excess of par ............................                            536,234,514
                   Undistributed realized capital gains--net ...................                                 16,801
                                                                                                        ---------------
                   Net Assets--Equivalent to $1.00 per share based on
                     595,898,720 shares of beneficial interest outstanding .....                        $   595,841,187
                                                                                                        ===============

      See Notes to Financial Statements.


        CMA CONNECTICUT MUNICIPAL MONEY FUND            MARCH 31, 2004         9

[LOGO] Merrill Lynch Investment Managers

Statement of Operations

For the Year Ended March 31, 2004
=======================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------
                   Interest and amortization of premium and discount earned ....                        $     6,045,895
=======================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------
                   Investment advisory fees ....................................    $     2,934,512
                   Distribution fees ...........................................            750,838
                   Accounting services .........................................            124,430
                   Professional fees ...........................................             72,345
                   Transfer agent fees .........................................             41,167
                   Printing and shareholder reports ............................             23,080
                   Custodian fees ..............................................             22,157
                   Registration fees ...........................................             16,236
                   Pricing fees ................................................              9,115
                   Trustees' fees and expenses .................................              5,214
                   Other .......................................................             17,003
                                                                                    ---------------
                   Total expenses before waiver ................................          4,016,097
                   Waiver of expenses ..........................................            (11,259)
                                                                                    ---------------
                   Total expenses after waiver .................................                              4,004,838
                                                                                                        ---------------
                   Investment income--net ......................................                              2,041,057
                                                                                                        ---------------
=======================================================================================================================
Realized Gain on Investments--Net
-----------------------------------------------------------------------------------------------------------------------
                   Realized gain on investments--net ...........................                                 71,209
                                                                                                        ---------------
                   Net Increase in Net Assets Resulting from Operations ........                        $     2,112,266
                                                                                                        ===============

      See Notes to Financial Statements.


10      CMA CONNECTICUT MUNICIPAL MONEY FUND            MARCH 31, 2004

Statements of Changes in Net Assets

                                                                                            For the Year Ended
                                                                                                 March 31,
                                                                                    -----------------------------------
Increase (Decrease) in Net Assets:                                                        2004                2003
=======================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------
                   Investment income--net ......................................    $     2,041,057     $     3,849,638
                   Realized gain on investments--net ...........................             71,209               5,109
                                                                                    -----------------------------------
                   Net increase in net assets resulting from operations ........          2,112,266           3,854,747
                                                                                    -----------------------------------
=======================================================================================================================
Dividends to Shareholders
-----------------------------------------------------------------------------------------------------------------------
                   Dividends to shareholders from investment income--net .......         (2,041,057)         (3,849,638)
                                                                                    -----------------------------------
=======================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------
                   Net proceeds from sale of shares ............................      1,885,303,797       1,647,220,106
                   Value of shares issued to shareholders in reinvestment of
                     dividends .................................................          2,041,104           3,849,163
                                                                                    -----------------------------------
                                                                                      1,887,344,901       1,651,069,269
                   Cost of shares redeemed .....................................     (1,826,883,294)     (1,747,541,598)
                                                                                    -----------------------------------
                   Net increase (decrease) in net assets derived from beneficial
                     interest transactions .....................................         60,461,607         (96,472,329)
                                                                                    -----------------------------------
=======================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------
                   Total increase (decrease) in net assets .....................         60,532,816         (96,467,220)
                   Beginning of year ...........................................        535,308,371         631,775,591
                                                                                    -----------------------------------
                   End of year .................................................    $   595,841,187     $   535,308,371
                                                                                    ===================================

      See Notes to Financial Statements.


        CMA CONNECTICUT MUNICIPAL MONEY FUND            MARCH 31, 2004        11

[LOGO] Merrill Lynch Investment Managers

Financial Highlights

The following per share data and ratios have been derived
from information provided in the financial statements.                            For the Year Ended March 31,
                                                                 ---------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                             2004         2003          2002          2001          2000
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
                   Net asset value, beginning of year .......    $   1.00     $   1.00      $   1.00      $   1.00      $   1.00
                                                                 ---------------------------------------------------------------
                   Investment income--net ...................          --+         .01           .02           .03           .03
                   Realized gain on investments--net ........          --+          --+           --+           --+           --+
                                                                 ---------------------------------------------------------------
                   Total from investment operations .........          --+         .01           .02           .03           .03
                                                                 ---------------------------------------------------------------
                   Less dividends from investment income--net          --++       (.01)         (.02)         (.03)         (.03)
                                                                 ---------------------------------------------------------------
                   Net asset value, end of year .............    $   1.00     $   1.00      $   1.00      $   1.00      $   1.00
                                                                 ===============================================================
                   Total investment return ..................         .34%         .70%         1.49%         3.21%         2.66%
                                                                 ===============================================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
                   Expenses, net of waiver ..................         .66%         .67%          .67%          .67%          .67%
                                                                 ===============================================================
                   Expenses .................................         .67%         .67%          .67%          .67%          .67%
                                                                 ===============================================================
                   Investment income--net ...................         .34%         .70%         1.50%         3.16%         2.63%
                                                                 ===============================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
                   Net assets, end of year (in thousands) ...    $595,841     $535,308      $631,776      $644,360      $623,491
                                                                 ===============================================================

+     Amount is less than $.01 per share.
++    Amount is less than $(.01) per share.

      See Notes to Financial Statements.


12      CMA CONNECTICUT MUNICIPAL MONEY FUND            MARCH 31, 2004

Notes to Financial Statements

1. Significant Accounting Policies:

CMA Connecticut Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses -- Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Trust.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion. For the year ended March 31, 2004, FAM earned fees of $2,934,512, of which $11,259 was waived.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended March 31, 2004, the Fund reimbursed FAM $12,026 for certain accounting services.


        CMA CONNECTICUT MUNICIPAL MONEY FUND            MARCH 31, 2004        13

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (concluded)

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended March 31, 2004 and March 31, 2003 was as follows:

--------------------------------------------------------------------------------
                                                   3/31/2004           3/31/2003
--------------------------------------------------------------------------------
Distributions paid from:
   Tax-exempt income ...................          $2,041,057          $3,849,638
                                                  ------------------------------
Total distributions ....................          $2,041,057          $3,849,638
                                                  ==============================

As of March 31, 2004, there were no significant differences between the book and tax components of net assets.


14      CMA CONNECTICUT MUNICIPAL MONEY FUND            MARCH 31, 2004

Independent Auditors' Report

To the Shareholders and Board of Trustees of CMA Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust (the "Trust") as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 14, 2004


        CMA CONNECTICUT MUNICIPAL MONEY FUND            MARCH 31, 2004        15

[LOGO] Merrill Lynch Investment Managers

Officers and Trustees (unaudited)

                                                                                                        Number of
                                                                                                        Portfolios in  Other Public
                           Position(s)  Length of                                                       Fund Complex   Directorships
                           Held with    Time                                                            Overseen by    Held by
Name        Address & Age  Fund         Served     Principal Occupation(s) During Past 5 Years          Trustee        Trustee
====================================================================================================================================
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K.    P.O. Box 9011  President    1999 to    President of the Merrill Lynch Investment Managers,  124 Funds      None
Glenn*      Princeton, NJ  and          present    L.P. ("MLIM")/Fund Asset Management, L.P.            160 Portfolios
            08543-9011     Trustee      and 1997   ("FAM")--Advised Funds since 1999; Chairman
            Age: 63                     to         (Americas Region) of MLIM from 2000 to 2002;
                                        present    Executive Vice President of MLIM and FAM (which
                                                   terms as used herein include their corporate
                                                   predecessors) from 1983 to 2002; President of FAM
                                                   Distributors, Inc. ("FAMD") from 1986 to 2002 and
                                                   Director thereof from 1991 to 2002; Executive Vice
                                                   President and Director of Princeton Services, Inc.
                                                   ("Princeton Services") from 1993 to 2002; President
                                                   of Princeton Administrators, L.P. from 1989 to 2002;
                                                   Director of Financial Data Services, Inc. since 1985.
            ------------------------------------------------------------------------------------------------------------------------
            *  Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with MLIM, FAM, FAMD, Princeton Services and Princeton Administrators, L.P.
               The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.

====================================================================================================================================
Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Ronald W.   P.O. Box 9095  Trustee      1988 to    Professor Emeritus of Finance, School of Business,   51 Funds       None
Forbes      Princeton, NJ               present    State University of New York at Albany since 2000    50 Portfolios
            08543-9095                             and Professor thereof from 1989 to 2000;
            Age: 63                                International Consultant at the Urban Institute
                                                   from 1995 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia A.  P.O. Box 9095  Trustee      1994 to    Professor, Harvard Business School since 1989.       51 Funds       Newell
Montgomery  Princeton, NJ               present                                                         50 Portfolios  Rubbermaid,
            08543-9095                                                                                                 Inc.
            Age: 51
------------------------------------------------------------------------------------------------------------------------------------
Kevin A.    P.O. Box 9095  Trustee      1992 to    Director Emeritus of The Boston University Center    51 Funds       None
Ryan        Princeton, NJ               present    for the Advancement of Ethics and Character from     50 Portfolios
            08543-9095                             1989 to 1999; Professor of Education at Boston
            Age: 71                                University from 1982 to 1999 and Professor Emeritus
                                                   thereof since 1999.
------------------------------------------------------------------------------------------------------------------------------------
Roscoe S.   P.O. Box 9095  Trustee      2000 to    President of Middle East Institute from 1995 to      51 Funds       None
Suddarth    Princeton, NJ               present    2001; Foreign Service Officer of United States       50 Portfolios
            08543-9095                             Foreign Service from 1961 to 1995 and Career
            Age: 68                                Minister thereof from 1989 to 1995; Deputy
                                                   Inspector General of U.S. Department of State from
                                                   1991 to 1994; U.S. Ambassador to the Hashemite
                                                   Kingdom of Jordan from 1987 to 1990.
------------------------------------------------------------------------------------------------------------------------------------
Richard R.  P.O. Box 9095  Trustee      1988 to    Professor of Finance, New York University,           51 Funds       Bowne & Co.,
West        Princeton, NJ               present    Leonard N. Stern School of Business Administration   50 Portfolios  Inc.; Vornado
            08543-9095                             from 1982 to 1994 and Dean Emeritus thereof                         Operating
            Age: 66                                since 1994.                                                         Company;
                                                                                                                       Vornado
                                                                                                                       Realty Trust
                                                                                                                       and
                                                                                                                       Alexander's,
                                                                                                                       Inc.


16      CMA CONNECTICUT MUNICIPAL MONEY FUND            MARCH 31, 2004

Officers and Trustees (unaudited) (concluded)

                                                                                                        Number of
                                                                                                        Portfolios in  Other Public
                           Position(s)  Length of                                                       Fund Complex   Directorships
                           Held with    Time                                                            Overseen by    Held by
Name        Address & Age  Fund         Served     Principal Occupation(s) During Past 5 Years          Trustee        Trustee
====================================================================================================================================
Independent Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Edward D.   P.O. Box 9095  Trustee      2000 to    Self-employed financial consultant since 1994;       51 Funds       None
Zinbarg     Princeton, NJ               present    Executive Vice President of The Prudential           50 Portfolios
            08543-9095                             Insurance Company of America from 1988 to 1994;
            Age: 69                                Former Director of Prudential Reinsurance
                                                   Company and former Trustee of The Prudential
                                                   Foundation.
            ------------------------------------------------------------------------------------------------------------------------
            *  The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
------------------------------------------------------------------------------------------------------------------------------------

                           Position(s)  Length of
                           Held with    Time
Name        Address & Age  Fund         Served*    Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         1993 to    First Vice President of MLIM and FAM since 1997 and Treasurer thereof since 1999;
Burke       Princeton, NJ  President    present    Senior Vice President and Treasurer of Princeton Services since 1999; Vice
            08543-9011     and          and 1999   President of FAMD since 1999; Director of MLIM Taxation since 1990.
            Age: 43        Treasurer    to
                                        present
------------------------------------------------------------------------------------------------------------------------------------
Kenneth A.  P.O. Box 9011  Senior Vice  2002 to    Managing Director of MLIM since 2000; Director (Tax-Exempt Fund Management) of
Jacob       Princeton, NJ  President    present    MLIM from 1997 to 2000.
            08543-9011
            Age: 53
------------------------------------------------------------------------------------------------------------------------------------
John M.     P.O. Box 9011  Senior Vice  2002 to    Managing Director of MLIM since 2000; Director (Tax-Exempt Fund Management) of
Loffredo    Princeton, NJ  President    present    MLIM from 1998 to 2000.
            08543-9011
            Age: 40
------------------------------------------------------------------------------------------------------------------------------------
Steven T.   P.O. Box 9011  Vice         1996 to    Vice President of MLIM since 1998.
Lewis       Princeton, NJ  President    present
            08543-9011
            Age: 40
------------------------------------------------------------------------------------------------------------------------------------
Phillip S.  P.O. Box 9011  Secretary    2000 to    First Vice President of MLIM since 2001; Director (Legal Advisory) from 2000 to
Gillespie   Princeton, NJ               present    2001; Vice President from 1999 to 2000; Attorney associated with MLIM since 1998.
            08543-9011
            Age: 40
            ------------------------------------------------------------------------------------------------------------------------
            *  Officers of the Fund serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
            Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-MER-FUND.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

State Street Bank and Trust
Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210**

** For inquiries regarding your CMA account, call 800-CMA-INFO or 800-262-4636.

--------------------------------------------------------------------------------
Charles C. Reilly, Trustee of CMA Connecticut Municipal Money Fund, has recently retired. The Fund's Board of Trustees wishes Mr. Reilly well in his retirement.
--------------------------------------------------------------------------------


        CMA CONNECTICUT MUNICIPAL MONEY FUND            MARCH 31, 2004        17

[LOGO] Merrill Lynch Investment Managers

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


18      CMA CONNECTICUT MUNICIPAL MONEY FUND            MARCH 31, 2004

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

CMA Connecticut Municipal Money Fund
of CMA Multi-State Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011

                                                                  #16055 -- 3/04

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Ronald W. Forbes, (2) Richard R. West, and (3) Edward D. Zinbarg.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees -            Fiscal Year Ending March 31, 2004 - $31,200
                                     Fiscal Year Ending March 31, 2003 - $34,164

         (b) Audit-Related Fees -    Fiscal Year Ending March 31, 2004 - $0
                                     Fiscal Year Ending March 31, 2003 - $0

         (c) Tax Fees -              Fiscal Year Ending March 31, 2004 - $5,200
                                     Fiscal Year Ending March 31, 2003 - $4,800

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -        Fiscal Year Ending March 31, 2004 - $0
                                     Fiscal Year Ending March 31, 2003 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for the project as a whole. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending March 31, 2004 - $16,708,160
             Fiscal Year Ending March 31, 2003 - $17,378,427

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $541,640, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - See Item 2

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust

      By: /s/ Terry K. Glenn
          ---------------------
          Terry K. Glenn,
          President of
          CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust

      Date: May 21, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      By: /s/ Terry K. Glenn
          ---------------------
          Terry K. Glenn,
          President of
          CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust

      Date: May 21, 2004


      By: /s/ Donald C. Burke
          ---------------------
          Donald C. Burke,
          Chief Financial Officer of
          CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust

      Date: May 21, 2004